Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Income (Loss) Per Common Share - USD ($)	3 Months Ended		7 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Numerator:
Allocation of net loss			$ (315,547)
Denominator:
Accretion for Class A Common Stock to redemption value			(21,096,005)
Net loss including accretion of temporary equity to redemption value			(21,411,552)
Class A
Numerator:
Allocation of net loss			$ (164,860)			$ (531,288)
Denominator:
Basic weighted average shares outstanding (in Shares)	6,281,964	18,385,000	5,041,048	3,547,888	18,385,000	17,896,428
Basic and diluted net loss per common share (in Dollars per share)	$ (0.05)	$ 0	$ 4.15	$ (0.34)	$ (0.02)	$ (0.03)
Accretion for Class A Common Stock to redemption value			$ 21,096,005
Net loss including accretion of temporary equity to redemption value			20,931,145
Class B
Numerator:
Allocation of net loss			$ (150,687)			$ (136,448)
Denominator:
Basic weighted average shares outstanding (in Shares)	50,508	4,596,250	4,607,658	3,075,432	4,596,250	4,596,250
Basic and diluted net loss per common share (in Dollars per share)	$ (0.05)	$ 0	$ (0.03)	$ (0.34)	$ (0.02)	$ (0.03)
Accretion for Class A Common Stock to redemption value
Net loss including accretion of temporary equity to redemption value			$ (150,687)